UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2020

ITEM 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Profile Funds
(Institutional Class, Investor Class and Class L)
Annual Report
December 31, 2020
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Great-West Conservative Profile Fund
Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
The list of challenges markets endured in 2020 was, quite simply, unprecedented. While a summer of rioting and social unrest spawned by the tragic death of George Floyd and the highly contested nature of the 2020 election were more than enough to qualify 2020 as exceptional, it was of course the sudden and tragic arrival of the Covid-19 pandemic in January that set the tone for the year.
The pandemic required swift action by governments worldwide to slow its spread, with stay-at-home orders and cascading shut-downs of businesses in nearly every sector and geography effectively hanging a “Closed For Business” sign on the global economy - something that has never happened, not even during the two world wars of the 20th century. In the U.S., a staggering 21 million workers filed for first-time unemployment benefits during the first four weeks of the crisis, eclipsing previous records by nearly a factor of ten. Ultimately, this had a very predictable impact on economic growth as well, with gross domestic product declining by 33% during the second quarter of 2020 before rebounding nearly as dramatically during the third quarter.
In some ways, the market’s reaction to this economic dislocation was just as predictable: so-called “risk assets” (equities and high-yield bonds, for example,) sold-off across the board, while safe havens (like government bonds) held up quite well. But in other ways, the market’s response was somewhat more surprising to us. Take for example the relative outperformance of growth equities during the first quarter, when U.S. growth stocks declined significantly less than their value-oriented peers across all capitalization ranges. This market response was particularly surprising considering the starting point for each investment style: although valuations were universally rich at the start of the year, growth stocks were trading at earnings multiples far in excess of their longer-term averages, while value stocks were significantly closer to theirs. The outperformance by growth-oriented stocks continued throughout the downturn and even during the earliest months of the market recovery before substantial progress on the vaccine development front allowed investors to begin to focus on what a real post-pandemic recovery might look like. A “reflation trade” then began to take hold, and for the first time in a long time, segments of the market that tend to benefit most when the economy is in recovery mode - namely, value stocks - began to outperform their growthier peers.
This development was particularly important because the equity portion of our Funds maintain a small (but consistent) bias to value-oriented stocks. For the first nine months of the year, Covid-ravaged markets punished that bias. But, as markets contemplated a vaccine-induced return to normal during the final three months of the year, that headwind just as suddenly became a tailwind, allowing performance to recover substantially.
While underperformance like that which we saw during the first nine months of 2020 is never comfortable, the subsequent reversal of some of the trends that created that underperformance was also not surprising to us. Our belief has always been that dramatic outperformance by one asset class over all others tends to be unsustainable and eventually mean-reverting, and that our time is instead better spent creating a broadly diversified portfolio of asset class exposures and populating them with investment strategies capable of performing well over the long-term. On this front, 2020 was encouraging as the majority of investment managers we work with were able to meet (and in many cases exceed) our expectations during this tumultuous year.

To a large degree, the Covid-19 pandemic drove performance on the fixed income side of the Funds as well. Central banks and fiscal authorities injected literally trillions of dollars into the global economy, in the form of both direct support designed to replace economic output lost to the shut down, and indirect programs such as lending, asset purchases and others, designed to aid sectors of the economy and the markets most directly hit.
This swift and authoritative stimulus response likely saved the global economy from a much deeper and more sustained downturn, but it also caused short-term interest rates to plummet, in response to both central bank action and economic fundamentals. The resulting initial performance bump that accrued to short-term bonds quickly ran its course, allowing long-term bonds to significantly outperform short-term bonds throughout much of 2020 and creating an advantage for our benchmarks that the Funds don’t necessarily share. Nonetheless, we believe these types of trends will correct themselves over the long-term.
Looking forward to 2021, Covid-19 is still calling the shots. Even as vaccine rollouts progress worldwide, new variants of the virus and a persistent surge in cases have allowed uncertainty to linger. We remain hopeful, though, that the recent surge will ultimately represent Covid’s last stand and look forward to a return to normalcy.
Regardless, as 2020 proved, markets are inherently unpredictable and will continue to be moving forward. Even if the pandemic is waning, the economic consequences are likely to remain with us for some time. Moreover, the political landscape is as unsettled today as it ever has been, a fact that could allow our country’s caustic politics to exert unusually significant influence over market returns in coming months. Further, the massive amounts of stimulus put in place to combat the pandemic will ultimately have to be unwound, and while officials at the Federal Reserve and elsewhere have reassured us that this is still years away, the impact of the Next Great Unwind are likely to be profound whenever it ultimately occurs.
But another, more hopeful lesson of 2020 is that the global economy and the capital markets that reflect it are resilient indeed. In fact, those investors who reacted to the extreme volatility in February and March by pulling their money out of the market and stuffing it into a mattress would also have missed the extremely robust rebound that occurred during the summer and fall. That, as much as anything, serves as yet another reminder that a thoughtful, disciplined and well-diversified approach to managing investments is almost always better than reacting emotionally to the latest headlines.
For the twelve-month period ended December 31, 2020, the Great-West Conservative Profile Fund (Investor Class shares) returned 8.21%, relative to a 20.82% return for the Wilshire 5000 Index, a 7.51% return for the Bloomberg Barclays U.S. Aggregate Bond Index and an 8.22% return for its composite benchmark, the Fund’s benchmark indexes.
The views and opinions in this report were current as of December 31, 2020 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2020 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	8.63%	6.30%	5.11%
Investor Class	8.21%	5.93%	5.15%
Class L	7.93%	5.65%	4.89%
(a) Institutional Class inception date was May 1, 2015.
(b) Class L inception date was July 29, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	47.41%
Fixed Interest Contract	22.41
Large Cap Equity	8.80
International Equity	8.40
Real Estate Equity	5.04
Mid Cap Equity	4.77
Small Cap Equity	3.17
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/20)	(12/31/20)	(07/01/20 – 12/31/20)
Institutional Class
Actual	$1,000.00	$1,094.00	$2.21
Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	$2.14
Investor Class
Actual	$1,000.00	$1,092.10	$4.05
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.91
Class L
Actual	$1,000.00	$1,090.50	$5.36
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.18
* Expenses are equal to the Fund's annualized expense ratio of 0.42% for the Institutional Class, 0.77% for the Investor Class and 1.02% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Conservative Profile Fund
Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
The list of challenges markets endured in 2020 was, quite simply, unprecedented. While a summer of rioting and social unrest spawned by the tragic death of George Floyd and the highly contested nature of the 2020 election were more than enough to qualify 2020 as exceptional, it was of course the sudden and tragic arrival of the Covid-19 pandemic in January that set the tone for the year.
The pandemic required swift action by governments worldwide to slow its spread, with stay-at-home orders and cascading shut-downs of businesses in nearly every sector and geography effectively hanging a “Closed For Business” sign on the global economy - something that has never happened, not even during the two world wars of the 20th century. In the U.S., a staggering 21 million workers filed for first-time unemployment benefits during the first four weeks of the crisis, eclipsing previous records by nearly a factor of ten. Ultimately, this had a very predictable impact on economic growth as well, with gross domestic product declining by 33% during the second quarter of 2020 before rebounding nearly as dramatically during the third quarter.
In some ways, the market’s reaction to this economic dislocation was just as predictable: so-called “risk assets” (equities and high-yield bonds, for example,) sold-off across the board, while safe havens (like government bonds) held up quite well. But in other ways, the market’s response was somewhat more surprising to us. Take for example the relative outperformance of growth equities during the first quarter, when U.S. growth stocks declined significantly less than their value-oriented peers across all capitalization ranges. This market response was particularly surprising considering the starting point for each investment style: although valuations were universally rich at the start of the year, growth stocks were trading at earnings multiples far in excess of their longer-term averages, while value stocks were significantly closer to theirs. The outperformance by growth-oriented stocks continued throughout the downturn and even during the earliest months of the market recovery before substantial progress on the vaccine development front allowed investors to begin to focus on what a real post-pandemic recovery might look like. A “reflation trade” then began to take hold, and for the first time in a long time, segments of the market that tend to benefit most when the economy is in recovery mode - namely, value stocks - began to outperform their growthier peers.
This development was particularly important because the equity portion of our Funds maintain a small (but consistent) bias to value-oriented stocks. For the first nine months of the year, Covid-ravaged markets punished that bias. But, as markets contemplated a vaccine-induced return to normal during the final three months of the year, that headwind just as suddenly became a tailwind, allowing performance to recover substantially.
While underperformance like that which we saw during the first nine months of 2020 is never comfortable, the subsequent reversal of some of the trends that created that underperformance was also not surprising to us. Our belief has always been that dramatic outperformance by one asset class over all others tends to be unsustainable and eventually mean-reverting, and that our time is instead better spent creating a broadly diversified portfolio of asset class exposures and populating them with investment strategies capable of performing well over the long-term. On this front, 2020 was encouraging as the majority of investment managers we work with were able to meet (and in many cases exceed) our expectations during this tumultuous year.

To a large degree, the Covid-19 pandemic drove performance on the fixed income side of the Funds as well. Central banks and fiscal authorities injected literally trillions of dollars into the global economy, in the form of both direct support designed to replace economic output lost to the shut down, and indirect programs such as lending, asset purchases and others, designed to aid sectors of the economy and the markets most directly hit.
This swift and authoritative stimulus response likely saved the global economy from a much deeper and more sustained downturn, but it also caused short-term interest rates to plummet, in response to both central bank action and economic fundamentals. The resulting initial performance bump that accrued to short-term bonds quickly ran its course, allowing long-term bonds to significantly outperform short-term bonds throughout much of 2020 and creating an advantage for our benchmarks that the Funds don’t necessarily share. Nonetheless, we believe these types of trends will correct themselves over the long-term.
Looking forward to 2021, Covid-19 is still calling the shots. Even as vaccine rollouts progress worldwide, new variants of the virus and a persistent surge in cases have allowed uncertainty to linger. We remain hopeful, though, that the recent surge will ultimately represent Covid’s last stand and look forward to a return to normalcy.
Regardless, as 2020 proved, markets are inherently unpredictable and will continue to be moving forward. Even if the pandemic is waning, the economic consequences are likely to remain with us for some time. Moreover, the political landscape is as unsettled today as it ever has been, a fact that could allow our country’s caustic politics to exert unusually significant influence over market returns in coming months. Further, the massive amounts of stimulus put in place to combat the pandemic will ultimately have to be unwound, and while officials at the Federal Reserve and elsewhere have reassured us that this is still years away, the impact of the Next Great Unwind are likely to be profound whenever it ultimately occurs.
But another, more hopeful lesson of 2020 is that the global economy and the capital markets that reflect it are resilient indeed. In fact, those investors who reacted to the extreme volatility in February and March by pulling their money out of the market and stuffing it into a mattress would also have missed the extremely robust rebound that occurred during the summer and fall. That, as much as anything, serves as yet another reminder that a thoughtful, disciplined and well-diversified approach to managing investments is almost always better than reacting emotionally to the latest headlines.
For the twelve-month period ended December 31, 2020, the Great-West Moderately Conservative Profile Fund (Investor Class shares) returned 9.57%, relative to a 20.82% return for the Wilshire 5000 Index, a 7.51% return for the Bloomberg Barclays U.S. Aggregate Bond Index and a 10.10% return for its composite benchmark, the Fund’s benchmark indexes.
The views and opinions in this report were current as of December 31, 2020 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2020 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	10.01%	7.51%	6.11%
Investor Class	9.57%	7.15%	6.29%
Class L	9.16%	6.84%	6.09%
(a) Institutional Class inception date was May 1, 2015.
(b) Class L inception date was July 29, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	32.97%
Fixed Interest Contract	21.90
Large Cap Equity	14.23
International Equity	13.55
Mid Cap Equity	7.70
Small Cap Equity	5.12
Real Estate Equity	4.53
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/20)	(12/31/20)	(07/01/20 – 12/31/20)
Institutional Class
Actual	$1,000.00	$1,126.50	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.80	$2.39
Investor Class
Actual	$1,000.00	$1,124.20	$4.38
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$4.17
Class L
Actual	$1,000.00	$1,121.70	$5.71
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.43
* Expenses are equal to the Fund's annualized expense ratio of 0.47% for the Institutional Class, 0.82% for the Investor Class and 1.07% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderate Profile Fund
Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
The list of challenges markets endured in 2020 was, quite simply, unprecedented. While a summer of rioting and social unrest spawned by the tragic death of George Floyd and the highly contested nature of the 2020 election were more than enough to qualify 2020 as exceptional, it was of course the sudden and tragic arrival of the Covid-19 pandemic in January that set the tone for the year.
The pandemic required swift action by governments worldwide to slow its spread, with stay-at-home orders and cascading shut-downs of businesses in nearly every sector and geography effectively hanging a “Closed For Business” sign on the global economy - something that has never happened, not even during the two world wars of the 20th century. In the U.S., a staggering 21 million workers filed for first-time unemployment benefits during the first four weeks of the crisis, eclipsing previous records by nearly a factor of ten. Ultimately, this had a very predictable impact on economic growth as well, with gross domestic product declining by 33% during the second quarter of 2020 before rebounding nearly as dramatically during the third quarter.
In some ways, the market’s reaction to this economic dislocation was just as predictable: so-called “risk assets” (equities and high-yield bonds, for example,) sold-off across the board, while safe havens (like government bonds) held up quite well. But in other ways, the market’s response was somewhat more surprising to us. Take for example the relative outperformance of growth equities during the first quarter, when U.S. growth stocks declined significantly less than their value-oriented peers across all capitalization ranges. This market response was particularly surprising considering the starting point for each investment style: although valuations were universally rich at the start of the year, growth stocks were trading at earnings multiples far in excess of their longer-term averages, while value stocks were significantly closer to theirs. The outperformance by growth-oriented stocks continued throughout the downturn and even during the earliest months of the market recovery before substantial progress on the vaccine development front allowed investors to begin to focus on what a real post-pandemic recovery might look like. A “reflation trade” then began to take hold, and for the first time in a long time, segments of the market that tend to benefit most when the economy is in recovery mode - namely, value stocks - began to outperform their growthier peers.
This development was particularly important because the equity portion of our Funds maintain a small (but consistent) bias to value-oriented stocks. For the first nine months of the year, Covid-ravaged markets punished that bias. But, as markets contemplated a vaccine-induced return to normal during the final three months of the year, that headwind just as suddenly became a tailwind, allowing performance to recover substantially.
While underperformance like that which we saw during the first nine months of 2020 is never comfortable, the subsequent reversal of some of the trends that created that underperformance was also not surprising to us. Our belief has always been that dramatic outperformance by one asset class over all others tends to be unsustainable and eventually mean-reverting, and that our time is instead better spent creating a broadly diversified portfolio of asset class exposures and populating them with investment strategies capable of performing well over the long-term. On this front, 2020 was encouraging as the majority of investment managers we work with were able to meet (and in many cases exceed) our expectations during this tumultuous year.

To a large degree, the Covid-19 pandemic drove performance on the fixed income side of the Funds as well. Central banks and fiscal authorities injected literally trillions of dollars into the global economy, in the form of both direct support designed to replace economic output lost to the shut down, and indirect programs such as lending, asset purchases and others, designed to aid sectors of the economy and the markets most directly hit.
This swift and authoritative stimulus response likely saved the global economy from a much deeper and more sustained downturn, but it also caused short-term interest rates to plummet, in response to both central bank action and economic fundamentals. The resulting initial performance bump that accrued to short-term bonds quickly ran its course, allowing long-term bonds to significantly outperform short-term bonds throughout much of 2020 and creating an advantage for our benchmarks that the Funds don’t necessarily share. Nonetheless, we believe these types of trends will correct themselves over the long-term.
Looking forward to 2021, Covid-19 is still calling the shots. Even as vaccine rollouts progress worldwide, new variants of the virus and a persistent surge in cases have allowed uncertainty to linger. We remain hopeful, though, that the recent surge will ultimately represent Covid’s last stand and look forward to a return to normalcy.
Regardless, as 2020 proved, markets are inherently unpredictable and will continue to be moving forward. Even if the pandemic is waning, the economic consequences are likely to remain with us for some time. Moreover, the political landscape is as unsettled today as it ever has been, a fact that could allow our country’s caustic politics to exert unusually significant influence over market returns in coming months. Further, the massive amounts of stimulus put in place to combat the pandemic will ultimately have to be unwound, and while officials at the Federal Reserve and elsewhere have reassured us that this is still years away, the impact of the Next Great Unwind are likely to be profound whenever it ultimately occurs.
But another, more hopeful lesson of 2020 is that the global economy and the capital markets that reflect it are resilient indeed. In fact, those investors who reacted to the extreme volatility in February and March by pulling their money out of the market and stuffing it into a mattress would also have missed the extremely robust rebound that occurred during the summer and fall. That, as much as anything, serves as yet another reminder that a thoughtful, disciplined and well-diversified approach to managing investments is almost always better than reacting emotionally to the latest headlines.
For the twelve-month period ended December 31, 2020, the Great-West Moderate Profile Fund (Investor Class shares) returned 11.25%, relative to a 20.82% return for the Wilshire 5000 Index, a 7.51% return for the Bloomberg Barclays U.S. Aggregate Bond Index and an 11.83% return for its composite benchmark, the Fund’s benchmark indexes.
The views and opinions in this report were current as of December 31, 2020 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2020 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	11.64%	8.82%	7.18%
Investor Class	11.25%	8.43%	7.45%
Class L	11.03%	8.19%	7.35%
(a) Institutional Class inception date was May 1, 2015.
(b) Class L inception date was July 29, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	23.93%
Large Cap Equity	19.64
International Equity	18.76
Fixed Interest Contract	15.92
Mid Cap Equity	10.65
Small Cap Equity	7.08
Real Estate Equity	4.02
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/20)	(12/31/20)	(07/01/20 – 12/31/20)
Institutional Class
Actual	$1,000.00	$1,160.50	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.90
Investor Class
Actual	$1,000.00	$1,159.00	$4.99
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.67
Class L
Actual	$1,000.00	$1,157.30	$6.34
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.94
* Expenses are equal to the Fund's annualized expense ratio of 0.57% for the Institutional Class, 0.92% for the Investor Class and 1.17% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.52%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Aggressive Profile Fund
Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
The list of challenges markets endured in 2020 was, quite simply, unprecedented. While a summer of rioting and social unrest spawned by the tragic death of George Floyd and the highly contested nature of the 2020 election were more than enough to qualify 2020 as exceptional, it was of course the sudden and tragic arrival of the Covid-19 pandemic in January that set the tone for the year.
The pandemic required swift action by governments worldwide to slow its spread, with stay-at-home orders and cascading shut-downs of businesses in nearly every sector and geography effectively hanging a “Closed For Business” sign on the global economy - something that has never happened, not even during the two world wars of the 20th century. In the U.S., a staggering 21 million workers filed for first-time unemployment benefits during the first four weeks of the crisis, eclipsing previous records by nearly a factor of ten. Ultimately, this had a very predictable impact on economic growth as well, with gross domestic product declining by 33% during the second quarter of 2020 before rebounding nearly as dramatically during the third quarter.
In some ways, the market’s reaction to this economic dislocation was just as predictable: so-called “risk assets” (equities and high-yield bonds, for example,) sold-off across the board, while safe havens (like government bonds) held up quite well. But in other ways, the market’s response was somewhat more surprising to us. Take for example the relative outperformance of growth equities during the first quarter, when U.S. growth stocks declined significantly less than their value-oriented peers across all capitalization ranges. This market response was particularly surprising considering the starting point for each investment style: although valuations were universally rich at the start of the year, growth stocks were trading at earnings multiples far in excess of their longer-term averages, while value stocks were significantly closer to theirs. The outperformance by growth-oriented stocks continued throughout the downturn and even during the earliest months of the market recovery before substantial progress on the vaccine development front allowed investors to begin to focus on what a real post-pandemic recovery might look like. A “reflation trade” then began to take hold, and for the first time in a long time, segments of the market that tend to benefit most when the economy is in recovery mode - namely, value stocks - began to outperform their growthier peers.
This development was particularly important because the equity portion of our Funds maintain a small (but consistent) bias to value-oriented stocks. For the first nine months of the year, Covid-ravaged markets punished that bias. But, as markets contemplated a vaccine-induced return to normal during the final three months of the year, that headwind just as suddenly became a tailwind, allowing performance to recover substantially.
While underperformance like that which we saw during the first nine months of 2020 is never comfortable, the subsequent reversal of some of the trends that created that underperformance was also not surprising to us. Our belief has always been that dramatic outperformance by one asset class over all others tends to be unsustainable and eventually mean-reverting, and that our time is instead better spent creating a broadly diversified portfolio of asset class exposures and populating them with investment strategies capable of performing well over the long-term. On this front, 2020 was encouraging as the majority of investment managers we work with were able to meet (and in many cases exceed) our expectations during this tumultuous year.

To a large degree, the Covid-19 pandemic drove performance on the fixed income side of the Funds as well. Central banks and fiscal authorities injected literally trillions of dollars into the global economy, in the form of both direct support designed to replace economic output lost to the shut down, and indirect programs such as lending, asset purchases and others, designed to aid sectors of the economy and the markets most directly hit.
This swift and authoritative stimulus response likely saved the global economy from a much deeper and more sustained downturn, but it also caused short-term interest rates to plummet, in response to both central bank action and economic fundamentals. The resulting initial performance bump that accrued to short-term bonds quickly ran its course, allowing long-term bonds to significantly outperform short-term bonds throughout much of 2020 and creating an advantage for our benchmarks that the Funds don’t necessarily share. Nonetheless, we believe these types of trends will correct themselves over the long-term.
Looking forward to 2021, Covid-19 is still calling the shots. Even as vaccine rollouts progress worldwide, new variants of the virus and a persistent surge in cases have allowed uncertainty to linger. We remain hopeful, though, that the recent surge will ultimately represent Covid’s last stand and look forward to a return to normalcy.
Regardless, as 2020 proved, markets are inherently unpredictable and will continue to be moving forward. Even if the pandemic is waning, the economic consequences are likely to remain with us for some time. Moreover, the political landscape is as unsettled today as it ever has been, a fact that could allow our country’s caustic politics to exert unusually significant influence over market returns in coming months. Further, the massive amounts of stimulus put in place to combat the pandemic will ultimately have to be unwound, and while officials at the Federal Reserve and elsewhere have reassured us that this is still years away, the impact of the Next Great Unwind are likely to be profound whenever it ultimately occurs.
But another, more hopeful lesson of 2020 is that the global economy and the capital markets that reflect it are resilient indeed. In fact, those investors who reacted to the extreme volatility in February and March by pulling their money out of the market and stuffing it into a mattress would also have missed the extremely robust rebound that occurred during the summer and fall. That, as much as anything, serves as yet another reminder that a thoughtful, disciplined and well-diversified approach to managing investments is almost always better than reacting emotionally to the latest headlines.
For the twelve-month period ended December 31, 2020, the Great-West Moderately Aggressive Profile Fund (Investor Class shares) returned 11.75%, relative to a 20.82% return for the Wilshire 5000 Index, a 7.51% return for the Bloomberg Barclays U.S. Aggregate Bond Index and a 13.23% return for its composite benchmark, the Fund’s benchmark indexes.
The views and opinions in this report were current as of December 31, 2020 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2020 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	12.16%	9.75%	7.93%
Investor Class	11.75%	9.39%	8.40%
Class L	11.39%	9.10%	8.36%
(a) Institutional Class inception date was May 1, 2015.
(b) Class L inception date was July 29, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	24.39%
International Equity	23.29
Bond	17.90
Mid Cap Equity	13.21
Fixed Interest Contract	8.91
Small Cap Equity	8.78
Real Estate Equity	3.52
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/20)	(12/31/20)	(07/01/20 – 12/31/20)
Institutional Class
Actual	$1,000.00	$1,190.80	$3.52
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$3.25
Investor Class
Actual	$1,000.00	$1,189.80	$5.45
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$5.03
Class L
Actual	$1,000.00	$1,186.40	$6.81
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.29
* Expenses are equal to the Fund's annualized expense ratio of 0.64% for the Institutional Class, 0.99% for the Investor Class and 1.24% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.57%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Aggressive Profile Fund
Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
The list of challenges markets endured in 2020 was, quite simply, unprecedented. While a summer of rioting and social unrest spawned by the tragic death of George Floyd and the highly contested nature of the 2020 election were more than enough to qualify 2020 as exceptional, it was of course the sudden and tragic arrival of the Covid-19 pandemic in January that set the tone for the year.
The pandemic required swift action by governments worldwide to slow its spread, with stay-at-home orders and cascading shut-downs of businesses in nearly every sector and geography effectively hanging a “Closed For Business” sign on the global economy - something that has never happened, not even during the two world wars of the 20th century. In the U.S., a staggering 21 million workers filed for first-time unemployment benefits during the first four weeks of the crisis, eclipsing previous records by nearly a factor of ten. Ultimately, this had a very predictable impact on economic growth as well, with gross domestic product declining by 33% during the second quarter of 2020 before rebounding nearly as dramatically during the third quarter.
In some ways, the market’s reaction to this economic dislocation was just as predictable: so-called “risk assets” (equities and high-yield bonds, for example,) sold-off across the board, while safe havens (like government bonds) held up quite well. But in other ways, the market’s response was somewhat more surprising to us. Take for example the relative outperformance of growth equities during the first quarter, when U.S. growth stocks declined significantly less than their value-oriented peers across all capitalization ranges. This market response was particularly surprising considering the starting point for each investment style: although valuations were universally rich at the start of the year, growth stocks were trading at earnings multiples far in excess of their longer-term averages, while value stocks were significantly closer to theirs. The outperformance by growth-oriented stocks continued throughout the downturn and even during the earliest months of the market recovery before substantial progress on the vaccine development front allowed investors to begin to focus on what a real post-pandemic recovery might look like. A “reflation trade” then began to take hold, and for the first time in a long time, segments of the market that tend to benefit most when the economy is in recovery mode - namely, value stocks - began to outperform their growthier peers.
This development was particularly important because the equity portion of our Funds maintain a small (but consistent) bias to value-oriented stocks. For the first nine months of the year, Covid-ravaged markets punished that bias. But, as markets contemplated a vaccine-induced return to normal during the final three months of the year, that headwind just as suddenly became a tailwind, allowing performance to recover substantially.
While underperformance like that which we saw during the first nine months of 2020 is never comfortable, the subsequent reversal of some of the trends that created that underperformance was also not surprising to us. Our belief has always been that dramatic outperformance by one asset class over all others tends to be unsustainable and eventually mean-reverting, and that our time is instead better spent creating a broadly diversified portfolio of asset class exposures and populating them with investment strategies capable of performing well over the long-term. On this front, 2020 was encouraging as the majority of investment managers we work with were able to meet (and in many cases exceed) our expectations during this tumultuous year.

To a large degree, the Covid-19 pandemic drove performance on the fixed income side of the Funds as well. Central banks and fiscal authorities injected literally trillions of dollars into the global economy, in the form of both direct support designed to replace economic output lost to the shut down, and indirect programs such as lending, asset purchases and others, designed to aid sectors of the economy and the markets most directly hit.
This swift and authoritative stimulus response likely saved the global economy from a much deeper and more sustained downturn, but it also caused short-term interest rates to plummet, in response to both central bank action and economic fundamentals. The resulting initial performance bump that accrued to short-term bonds quickly ran its course, allowing long-term bonds to significantly outperform short-term bonds throughout much of 2020 and creating an advantage for our benchmarks that the Funds don’t necessarily share. Nonetheless, we believe these types of trends will correct themselves over the long-term.
Looking forward to 2021, Covid-19 is still calling the shots. Even as vaccine rollouts progress worldwide, new variants of the virus and a persistent surge in cases have allowed uncertainty to linger. We remain hopeful, though, that the recent surge will ultimately represent Covid’s last stand and look forward to a return to normalcy.
Regardless, as 2020 proved, markets are inherently unpredictable and will continue to be moving forward. Even if the pandemic is waning, the economic consequences are likely to remain with us for some time. Moreover, the political landscape is as unsettled today as it ever has been, a fact that could allow our country’s caustic politics to exert unusually significant influence over market returns in coming months. Further, the massive amounts of stimulus put in place to combat the pandemic will ultimately have to be unwound, and while officials at the Federal Reserve and elsewhere have reassured us that this is still years away, the impact of the Next Great Unwind are likely to be profound whenever it ultimately occurs.
But another, more hopeful lesson of 2020 is that the global economy and the capital markets that reflect it are resilient indeed. In fact, those investors who reacted to the extreme volatility in February and March by pulling their money out of the market and stuffing it into a mattress would also have missed the extremely robust rebound that occurred during the summer and fall. That, as much as anything, serves as yet another reminder that a thoughtful, disciplined and well-diversified approach to managing investments is almost always better than reacting emotionally to the latest headlines.
For the twelve-month period ended December 31, 2020, the Great-West Aggressive Profile Fund (Investor Class shares) returned 11.99%, relative to a 20.82% return for the Wilshire 5000 Index, a 7.51% return for the Bloomberg Barclays U.S. Aggregate Bond Index and a 15.65% return for its composite benchmark, the Fund’s benchmark indexes.
The views and opinions in this report were current as of December 31, 2020 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

40,000
35,000
30,000
25,000
20,000
15,000
10,000
5,000
12/31/2010
12/31/2011
12/31/2012
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
Fund (Investor Class)
Composite Index
Wilshire 5000 Index
Dow Jones U.S. Select REIT Index

Year	Fund (Investor Class)	Composite Index*	Wilshire 5000 Index	Dow Jones U.S. Select REIT Index
	10,000.00	10,000.00	10,000.00	10,000.00
2011	9,556.00	9,731.25	10,098.00	10,936.77
2012	11,146.12	11,334.86	11,719.74	12,809.15
2013	14,386.20	14,659.86	15,594.42	12,964.88
2014	15,586.62	15,918.00	17,576.74	17,113.46
2015	15,487.08	15,995.29	17,693.78	17,880.14
2016	17,196.86	17,597.43	20,059.50	19,073.93
2017	20,742.85	21,384.58	24,269.95	19,791.77
2018	18,583.52	19,746.88	22,991.94	18,956.76
2019	23,433.82	25,292.60	30,123.82	23,336.44
2020	26,243.53	29,250.03	36,395.35	20,723.25

* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2020 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	12.53%	11.52%	9.34%
Investor Class	11.99%	11.13%	10.13%
Class L	11.95%	10.87%	10.24%
(a) Institutional Class inception date was May 1, 2015.
(b) Class L inception date was July 29, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	33.98%
International Equity	32.36
Mid Cap Equity	18.43
Small Cap Equity	12.23
Real Estate Equity	3.00
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/20)	(12/31/20)	(07/01/20 – 12/31/20)
Institutional Class
Actual	$1,000.00	$1,254.20	$4.42
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$3.96
Investor Class
Actual	$1,000.00	$1,251.80	$6.40
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.74
Class L
Actual	$1,000.00	$1,252.00	$7.81
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$7.00
* Expenses are equal to the Fund's annualized expense ratio of 0.78% for the Institutional Class, 1.13% for the Investor Class and 1.38% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.68%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
BOND MUTUAL FUNDS
5,857,416	Great-West Core Bond Fund Institutional Class(a)	$ 61,561,444
8,766,745	Great-West Global Bond Fund Institutional Class(a)	81,793,729
3,571,642	Great-West High Yield Bond Fund Institutional Class(a)	36,716,474
3,960,441	Great-West Inflation-Protected Securities Fund Institutional Class(a)	41,148,987
8,095,480	Great-West Multi-Sector Bond Fund Institutional Class(a)	80,792,887
8,101,792	Great-West Short Duration Bond Fund Institutional Class(a)	81,909,120
6,124,833	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	61,432,077

TOTAL BOND MUTUAL FUNDS — 47.42% (Cost $428,492,115)		$445,354,718
EQUITY MUTUAL FUNDS
1,609,732	Great-West Emerging Markets Equity Fund Institutional Class(a)	17,755,342
1,466,352	Great-West International Growth Fund Institutional Class(a)	17,493,584
4,963,721	Great-West International Value Fund Institutional Class(a)	43,730,379
2,114,825	Great-West Large Cap Growth Fund Institutional Class(a)	23,538,006
8,324,748	Great-West Large Cap Value Fund Institutional Class(a)	59,105,714
Shares		Fair Value
Equity Mutual Funds — (continued)
3,496,890	Great-West Mid Cap Value Fund Institutional Class(a)	$ 31,996,543
5,950,595	Great-West Real Estate Index Fund Institutional Class(a)	47,366,736
627,043	Great-West Small Cap Growth Fund Institutional Class(a)	8,521,511
2,660,042	Great-West Small Cap Value Fund Institutional Class(a)	21,280,338
1,378,606	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	12,752,105

TOTAL EQUITY MUTUAL FUNDS — 30.19% (Cost $240,344,029)		$283,540,258
Account Balance
FIXED INTEREST CONTRACT
210,535,933 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	210,535,933

TOTAL FIXED INTEREST CONTRACT — 22.42% (Cost $210,535,933)		$210,535,933
TOTAL INVESTMENTS — 100.03% (Cost $879,372,077)		$939,430,909
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (287,226)
TOTAL NET ASSETS — 100.00%		$939,143,683

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2020. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
BOND MUTUAL FUNDS
2,791,382	Great-West Core Bond Fund Institutional Class(a)	$ 29,337,427
4,185,410	Great-West Global Bond Fund Institutional Class(a)	39,049,879
1,698,733	Great-West High Yield Bond Fund Institutional Class(a)	17,462,975
1,884,900	Great-West Inflation-Protected Securities Fund Institutional Class(a)	19,584,113
3,853,212	Great-West Multi-Sector Bond Fund Institutional Class(a)	38,455,053
1,438,574	Great-West Short Duration Bond Fund Institutional Class(a)	14,543,980
2,919,443	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	29,282,013

TOTAL BOND MUTUAL FUNDS — 32.98% (Cost $180,666,041)		$187,715,440
EQUITY MUTUAL FUNDS
1,559,541	Great-West Emerging Markets Equity Fund Institutional Class(a)	17,201,736
1,436,281	Great-West International Growth Fund Institutional Class(a)	17,134,833
4,861,505	Great-West International Value Fund Institutional Class(a)	42,829,859
2,074,809	Great-West Large Cap Growth Fund Institutional Class(a)	23,092,630
8,149,889	Great-West Large Cap Value Fund Institutional Class(a)	57,864,215
Shares		Fair Value
Equity Mutual Funds — (continued)
3,423,703	Great-West Mid Cap Value Fund Institutional Class(a)	$ 31,326,883
3,235,762	Great-West Real Estate Index Fund Institutional Class(a)	25,756,663
612,456	Great-West Small Cap Growth Fund Institutional Class(a)	8,323,272
2,607,433	Great-West Small Cap Value Fund Institutional Class(a)	20,859,466
1,350,866	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	12,495,509

TOTAL EQUITY MUTUAL FUNDS — 45.14% (Cost $223,691,688)		$256,885,066
Account Balance
FIXED INTEREST CONTRACT
124,691,249 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	124,691,249

TOTAL FIXED INTEREST CONTRACT — 21.91% (Cost $124,691,249)		$124,691,249
TOTAL INVESTMENTS — 100.03% (Cost $529,048,978)		$569,291,755
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (177,649)
TOTAL NET ASSETS — 100.00%		$569,114,106

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2020. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
BOND MUTUAL FUNDS
5,983,897	Great-West Core Bond Fund Institutional Class(a)	$ 62,890,752
8,965,658	Great-West Global Bond Fund Institutional Class(a)	83,649,586
3,639,714	Great-West High Yield Bond Fund Institutional Class(a)	37,416,264
4,039,741	Great-West Inflation-Protected Securities Fund Institutional Class(a)	41,972,912
8,273,567	Great-West Multi-Sector Bond Fund Institutional Class(a)	82,570,194
3,082,794	Great-West Short Duration Bond Fund Institutional Class(a)	31,167,047
6,261,902	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	62,806,879

TOTAL BOND MUTUAL FUNDS — 23.94% (Cost $389,501,709)		$ 402,473,634
EQUITY MUTUAL FUNDS
6,397,351	Great-West Emerging Markets Equity Fund Institutional Class(a)	70,562,785
5,868,106	Great-West International Growth Fund Institutional Class(a)	70,006,509
19,840,289	Great-West International Value Fund Institutional Class(a)	174,792,949
8,466,430	Great-West Large Cap Growth Fund Institutional Class(a)	94,231,367
33,261,518	Great-West Large Cap Value Fund Institutional Class(a)	236,156,779
Shares		Fair Value
Equity Mutual Funds — (continued)
13,996,109	Great-West Mid Cap Value Fund Institutional Class(a)	$ 128,064,394
8,482,130	Great-West Real Estate Index Fund Institutional Class(a)	67,517,756
2,500,319	Great-West Small Cap Growth Fund Institutional Class(a)	33,979,331
10,644,387	Great-West Small Cap Value Fund Institutional Class(a)	85,155,097
5,510,149	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	50,968,874

TOTAL EQUITY MUTUAL FUNDS — 60.17% (Cost $900,193,848)		$1,011,435,841
Account Balance
FIXED INTEREST CONTRACT
267,705,179 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	267,705,179

TOTAL FIXED INTEREST CONTRACT — 15.92% (Cost $267,705,179)		$ 267,705,179
TOTAL INVESTMENTS — 100.03% (Cost $1,557,400,736)		$1,681,614,654
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (565,710)
TOTAL NET ASSETS — 100.00%		$1,681,048,944

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2020. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
BOND MUTUAL FUNDS
1,733,973	Great-West Core Bond Fund Institutional Class(a)	$ 18,224,054
2,601,364	Great-West Global Bond Fund Institutional Class(a)	24,270,722
1,059,079	Great-West High Yield Bond Fund Institutional Class(a)	10,887,337
1,172,993	Great-West Inflation-Protected Securities Fund Institutional Class(a)	12,187,398
2,404,633	Great-West Multi-Sector Bond Fund Institutional Class(a)	23,998,234
2,184,595	Great-West Short Duration Bond Fund Institutional Class(a)	22,086,261
1,813,658	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	18,190,992

TOTAL BOND MUTUAL FUNDS — 17.90% (Cost $125,223,308)		$129,844,998
EQUITY MUTUAL FUNDS
3,430,904	Great-West Emerging Markets Equity Fund Institutional Class(a)	37,842,872
3,143,498	Great-West International Growth Fund Institutional Class(a)	37,501,934
10,624,846	Great-West International Value Fund Institutional Class(a)	93,604,893
4,521,195	Great-West Large Cap Growth Fund Institutional Class(a)	50,320,904
17,838,384	Great-West Large Cap Value Fund Institutional Class(a)	126,652,523
Shares		Fair Value
Equity Mutual Funds — (continued)
7,498,468	Great-West Mid Cap Value Fund Institutional Class(a)	$ 68,610,985
3,212,540	Great-West Real Estate Index Fund Institutional Class(a)	25,571,814
1,337,759	Great-West Small Cap Growth Fund Institutional Class(a)	18,180,145
5,700,161	Great-West Small Cap Value Fund Institutional Class(a)	45,601,283
2,938,718	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	27,183,143

TOTAL EQUITY MUTUAL FUNDS — 73.22% (Cost $521,080,725)		$531,070,496
Account Balance
FIXED INTEREST CONTRACT
64,635,095 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	64,635,095

TOTAL FIXED INTEREST CONTRACT — 8.91% (Cost $64,635,095)		$ 64,635,095
TOTAL INVESTMENTS — 100.03% (Cost $710,939,128)		$725,550,589
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (237,254)
TOTAL NET ASSETS — 100.00%		$725,313,335

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2020. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
EQUITY MUTUAL FUNDS
4,287,802	Great-West Emerging Markets Equity Fund Institutional Class(a)	$ 47,294,451
3,953,034	Great-West International Growth Fund Institutional Class(a)	47,159,695
13,369,558	Great-West International Value Fund Institutional Class(a)	117,785,809
5,718,434	Great-West Large Cap Growth Fund Institutional Class(a)	63,646,175
22,416,370	Great-West Large Cap Value Fund Institutional Class(a)	159,156,228
9,436,172	Great-West Mid Cap Value Fund Institutional Class(a)	86,340,972
2,473,759	Great-West Real Estate Index Fund Institutional Class(a)	19,691,119
1,680,685	Great-West Small Cap Growth Fund Institutional Class(a)	22,840,514
Shares		Fair Value
Equity Mutual Funds — (continued)
7,175,497	Great-West Small Cap Value Fund Institutional Class(a)	$ 57,403,975
3,729,292	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	34,495,952

TOTAL EQUITY MUTUAL FUNDS — 100.03% (Cost $612,078,355)		$655,814,890
TOTAL INVESTMENTS — 100.03% (Cost $612,078,355)		$655,814,890
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (215,210)
TOTAL NET ASSETS — 100.00%		$655,599,680

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2020
	Great-West Conservative Profile Fund	Great-West Moderately Conservative Profile Fund	Great-West Moderate Profile Fund
ASSETS:
Investments at fair value, affiliated(a)	$939,430,909	$569,291,755	$1,681,614,654
Subscriptions receivable	1,480,410	170,545	1,560,397
Receivable for investments sold	5,204,338	1,641,158	21,054,764
Total Assets	946,115,657	571,103,458	1,704,229,815
LIABILITIES:
Payable for distribution fees	2,131	5,530	36,481
Payable for investments purchased	-	3,401	-
Payable for shareholder services fees	267,365	160,468	462,915
Payable to investment adviser	17,730	11,651	66,314
Redemptions payable	6,684,748	1,808,302	22,615,161
Total Liabilities	6,971,974	1,989,352	23,180,871
NET ASSETS	$939,143,683	$569,114,106	$1,681,048,944
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$11,211,499	$6,289,789	$22,326,500
Paid-in capital in excess of par	925,390,692	553,483,263	1,772,065,118
Undistributed/accumulated earnings (deficit)	2,541,492	9,341,054	(113,342,674)
NET ASSETS	$939,143,683	$569,114,106	$1,681,048,944
NET ASSETS BY CLASS
Investor Class	$895,918,402	$521,376,970	$1,398,892,931
Class L	$10,026,950	$26,263,668	$173,154,808
Institutional Class	$33,198,331	$21,473,468	$109,001,205
CAPITAL STOCK:
Authorized
Investor Class	500,000,000	380,000,000	800,000,000
Class L	120,000,000	70,000,000	130,000,000
Institutional Class	30,000,000	10,000,000	35,000,000
Issued and Outstanding
Investor Class	107,912,695	58,251,647	197,736,349
Class L	1,017,620	2,591,421	15,320,114
Institutional Class	3,184,678	2,054,824	10,208,532
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$8.30	$8.95	$7.07
Class L	$9.85	$10.13	$11.30
Institutional Class	$10.42	$10.45	$10.68
(a) Cost of investments, affiliated	$879,372,077	$529,048,978	$1,557,400,736
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2020
	Great-West Moderately Aggressive Profile Fund	Great-West Aggressive Profile Fund
ASSETS:
Investments at fair value, affiliated(a)	$725,550,589	$655,814,890
Subscriptions receivable	1,092,870	684,740
Receivable for investments sold	679,201	6,450,321
Total Assets	727,322,660	662,949,951
LIABILITIES:
Payable for investments purchased	53,009	-
Payable for shareholder services fees	194,864	160,163
Payable to investment adviser	42,390	55,047
Redemptions payable	1,719,062	7,135,061
Total Liabilities	2,009,325	7,350,271
NET ASSETS	$725,313,335	$655,599,680
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$9,301,149	$9,650,434
Paid-in capital in excess of par	789,563,816	750,043,869
Undistributed/accumulated deficit	(73,551,630)	(104,094,623)
NET ASSETS	$725,313,335	$655,599,680
NET ASSETS BY CLASS
Investor Class	$665,158,148	$548,647,884
Class L	$11,560	$7,787
Institutional Class	$60,143,627	$106,944,009
CAPITAL STOCK:
Authorized
Investor Class	270,000,000	280,000,000
Class L	65,000,000	30,000,000
Institutional Class	25,000,000	35,000,000
Issued and Outstanding
Investor Class	87,060,984	86,395,591
Class L	1,217	568
Institutional Class	5,949,284	10,108,178
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$7.64	$6.35
Class L	$9.50	$13.71
Institutional Class	$10.11	$10.58
(a) Cost of investments, affiliated	$710,939,128	$612,078,355
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2020
	Great-West Conservative Profile Fund	Great-West Moderately Conservative Profile Fund	Great-West Moderate Profile Fund
INVESTMENT INCOME:
Interest, affiliated	$2,883,140	$1,648,070	$3,630,296
Dividends, affiliated	17,610,046	9,679,621	29,274,349
Total Income	20,493,186	11,327,691	32,904,645
EXPENSES:
Management fees	873,051	510,919	1,569,843
Shareholder services fees – Investor Class	1,291,123	728,603	2,888,784
Shareholder services fees – Class L	1,627,354	987,666	2,173,912
Distribution fees – Class L	1,158,359	703,265	1,548,550
Total Expenses	4,949,887	2,930,453	8,181,089
Less management fees waived	675,423	385,977	850,807
Net Expenses	4,274,464	2,544,476	7,330,282
NET INVESTMENT INCOME	16,218,722	8,783,215	25,574,363
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(18,504,047)	(15,032,769)	(40,244,243)
Realized gain distributions received, affiliated	12,152,234	10,889,977	43,570,108
Net Realized Gain (Loss)	(6,351,813)	(4,142,792)	3,325,865
Net change in unrealized appreciation on investments, affiliated	59,661,767	42,710,034	134,670,173
Net Change in Unrealized Appreciation	59,661,767	42,710,034	134,670,173
Net Realized and Unrealized Gain	53,309,954	38,567,242	137,996,038
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$69,528,676	$47,350,457	$163,570,401
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2020
	Great-West Moderately Aggressive Profile Fund	Great-West Aggressive Profile Fund
INVESTMENT INCOME:
Interest, affiliated	$871,354	$-
Dividends, affiliated	12,844,840	11,535,972
Total Income	13,716,194	11,535,972
EXPENSES:
Management fees	664,529	609,022
Shareholder services fees – Investor Class	1,308,444	1,373,402
Shareholder services fees – Class L	814,387	389,965
Distribution fees – Class L	579,537	277,446
Total Expenses	3,366,897	2,649,835
Less management fees waived	204,202	-
Net Expenses	3,162,695	2,649,835
NET INVESTMENT INCOME	10,553,499	8,886,137
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	15,822,634	(29,676,977)
Realized gain distributions received, affiliated	22,687,478	28,213,149
Net Realized Gain (Loss)	38,510,112	(1,463,828)
Net change in unrealized appreciation on investments, affiliated	21,831,965	56,782,134
Net Change in Unrealized Appreciation	21,831,965	56,782,134
Net Realized and Unrealized Gain	60,342,077	55,318,306
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$70,895,576	$64,204,443
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2020 and December 31, 2019
Great-West Conservative Profile Fund	2020	2019
OPERATIONS:
Net investment income	$16,218,722	$15,009,243
Net realized gain (loss)	(6,351,813)	5,969,396
Net change in unrealized appreciation	59,661,767	62,197,548
Net Increase in Net Assets Resulting from Operations	69,528,676	83,176,187
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(9,412,768)	(12,800,928)
Class L	(9,925,167)	(26,198,718)
Institutional Class	(908,119)	(2,385,730)
From Net Investment Income and Net Realized Gains	(20,246,054)	(41,385,376)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	766,208,929	58,562,889
Class L	184,975,552	234,379,400
Institutional Class	11,348,939	16,345,233
Shares issued in reinvestment of distributions
Investor Class	9,412,768	12,800,928
Class L	9,925,167	26,198,718
Institutional Class	908,119	2,385,730
Shares redeemed
Investor Class	(137,312,780)	(88,312,870)
Class L	(793,761,991)	(140,567,674)
Institutional Class	(21,783,146)	(23,198,192)
Net Increase in Net Assets Resulting from Capital Share Transactions	29,921,557	98,594,162
Total Increase in Net Assets	79,204,179	140,384,973
NET ASSETS:
Beginning of year	859,939,504	719,554,531
End of year	$939,143,683	$859,939,504
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	97,007,695	7,415,921
Class L	20,364,223	25,389,136
Institutional Class	1,176,635	1,666,320
Shares issued in reinvestment of distributions
Investor Class	1,167,565	1,634,351
Class L	1,079,649	2,851,282
Institutional Class	91,888	244,260
Shares redeemed
Investor Class	(17,426,246)	(11,179,704)
Class L	(85,798,983)	(15,255,931)
Institutional Class	(2,194,464)	(2,371,868)
Net Increase	15,467,962	10,393,767
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2020 and December 31, 2019
Great-West Moderately Conservative Profile Fund	2020	2019
OPERATIONS:
Net investment income	$8,783,215	$7,738,916
Net realized gain (loss)	(4,142,792)	7,191,712
Net change in unrealized appreciation	42,710,034	42,555,446
Net Increase in Net Assets Resulting from Operations	47,350,457	57,486,074
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(4,248,828)	(8,994,097)
Class L	(6,969,247)	(19,829,801)
Institutional Class	(511,194)	(1,610,556)
From Net Investment Income and Net Realized Gains	(11,729,269)	(30,434,454)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	431,726,582	25,038,841
Class L	133,574,296	139,726,546
Institutional Class	8,862,611	13,783,728
Shares issued in reinvestment of distributions
Investor Class	4,248,828	8,994,097
Class L	6,969,247	19,829,801
Institutional Class	511,194	1,610,556
Shares redeemed
Investor Class	(74,604,769)	(30,346,453)
Class L	(463,506,581)	(79,939,313)
Institutional Class	(9,495,533)	(16,268,983)
Net Increase in Net Assets Resulting from Capital Share Transactions	38,285,875	82,428,820
Total Increase in Net Assets	73,907,063	109,480,440
NET ASSETS:
Beginning of year	495,207,043	385,726,603
End of year	$569,114,106	$495,207,043
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	51,796,208	2,990,136
Class L	14,540,879	14,843,578
Institutional Class	947,590	1,419,609
Shares issued in reinvestment of distributions
Investor Class	500,809	1,085,896
Class L	752,434	2,130,716
Institutional Class	53,021	167,591
Shares redeemed
Investor Class	(8,928,073)	(3,627,394)
Class L	(49,802,150)	(8,506,682)
Institutional Class	(1,010,436)	(1,688,867)
Net Increase	8,850,282	8,814,583
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2020 and December 31, 2019
Great-West Moderate Profile Fund	2020	2019
OPERATIONS:
Net investment income	$25,574,363	$25,799,044
Net realized gain	3,325,865	20,013,914
Net change in unrealized appreciation	134,670,173	205,527,586
Net Increase in Net Assets Resulting from Operations	163,570,401	251,340,544
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(20,967,087)	(76,153,398)
Class L	(16,568,543)	(45,075,202)
Institutional Class	(3,099,612)	(11,108,395)
From Net Investment Income and Net Realized Gains	(40,635,242)	(132,336,995)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	812,280,170	105,208,705
Class L	210,201,237	280,107,572
Institutional Class	27,130,006	51,006,090
Shares issued in reinvestment of distributions
Investor Class	20,967,087	76,153,398
Class L	16,568,543	45,075,202
Institutional Class	3,099,612	11,108,395
Shares redeemed
Investor Class	(286,519,812)	(237,223,206)
Class L	(852,191,811)	(163,919,828)
Institutional Class	(64,048,179)	(75,587,623)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(112,513,147)	91,928,705
Total Increase in Net Assets	10,422,012	210,932,254
NET ASSETS:
Beginning of year	1,670,626,932	1,459,694,678
End of year	$1,681,048,944	$1,670,626,932
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	126,474,781	15,789,697
Class L	20,958,269	27,377,966
Institutional Class	2,838,207	5,262,124
Shares issued in reinvestment of distributions
Investor Class	3,323,050	11,849,557
Class L	1,638,787	4,483,497
Institutional Class	326,439	1,164,313
Shares redeemed
Investor Class	(44,722,555)	(35,700,683)
Class L	(83,986,011)	(16,038,314)
Institutional Class	(6,502,170)	(7,851,466)
Net Increase	20,348,797	6,336,691
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2020 and December 31, 2019
Great-West Moderately Aggressive Profile Fund	2020	2019
OPERATIONS:
Net investment income	$10,553,499	$10,308,874
Net realized gain	38,510,112	14,870,214
Net change in unrealized appreciation	21,831,965	95,407,938
Net Increase in Net Assets Resulting from Operations	70,895,576	120,587,026
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(43,111,052)	(37,321,655)
Class L	(8,483,548)	(24,623,625)
Institutional Class	(4,009,185)	(6,193,252)
From Net Investment Income and Net Realized Gains	(55,603,785)	(68,138,532)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	412,926,286	35,707,148
Class L	118,087,856	141,425,708
Institutional Class	10,076,244	32,653,621
Shares issued in reinvestment of distributions
Investor Class	43,111,052	37,321,655
Class L	8,483,548	24,623,625
Institutional Class	4,009,185	6,193,252
Shares redeemed
Investor Class	(151,265,704)	(93,061,653)
Class L	(431,441,225)	(81,434,377)
Institutional Class	(17,956,293)	(44,208,197)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(3,969,051)	59,220,782
Total Increase in Net Assets	11,322,740	111,669,276
NET ASSETS:
Beginning of year	713,990,595	602,321,319
End of year	$725,313,335	$713,990,595
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	57,480,571	4,741,644
Class L	13,830,083	15,648,822
Institutional Class	1,115,982	3,422,850
Shares issued in reinvestment of distributions
Investor Class	5,755,366	5,148,420
Class L	983,136	2,808,261
Institutional Class	413,204	660,913
Shares redeemed
Investor Class	(21,300,286)	(12,378,756)
Class L	(49,761,260)	(9,062,382)
Institutional Class	(1,925,975)	(4,658,235)
Net Increase	6,590,821	6,331,537
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2020 and December 31, 2019
Great-West Aggressive Profile Fund	2020	2019
OPERATIONS:
Net investment income	$8,886,137	$8,975,646
Net realized gain (loss)	(1,463,828)	15,226,589
Net change in unrealized appreciation	56,782,134	131,814,472
Net Increase in Net Assets Resulting from Operations	64,204,443	156,016,707
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(16,741,764)	(63,823,692)
Class L	(3,937,848)	(11,229,484)
Institutional Class	(3,590,341)	(11,726,706)
From Net Investment Income and Net Realized Gains	(24,269,953)	(86,779,882)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	239,323,157	63,549,543
Class L	40,438,183	58,861,036
Institutional Class	22,955,494	32,666,216
Shares issued in reinvestment of distributions
Investor Class	16,741,764	63,823,692
Class L	3,937,848	11,229,484
Institutional Class	3,590,341	11,726,706
Shares redeemed
Investor Class	(177,969,764)	(150,910,439)
Class L	(195,621,699)	(35,048,645)
Institutional Class	(43,230,581)	(43,005,242)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(89,835,257)	12,892,351
Total Increase (Decrease) in Net Assets	(49,900,767)	82,129,176
NET ASSETS:
Beginning of year	705,500,447	623,371,271
End of year	$655,599,680	$705,500,447
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	43,749,416	10,426,062
Class L	3,553,630	4,830,749
Institutional Class	2,519,027	3,426,276
Shares issued in reinvestment of distributions
Investor Class	3,127,002	11,310,614
Class L	339,762	951,482
Institutional Class	403,721	1,280,301
Shares redeemed
Investor Class	(32,239,012)	(24,772,811)
Class L	(16,828,097)	(2,888,309)
Institutional Class	(4,679,070)	(4,538,641)
Net Increase (Decrease)	(53,621)	25,723
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2020	$ 7.87	0.22	0.42	0.64	(0.16)	(0.05)	(0.21)	$ 8.30	8.21%
12/31/2019	$ 7.49	0.15	0.71	0.86	(0.18)	(0.30)	(0.48)	$ 7.87	11.54%
12/31/2018	$ 8.19	0.21	(0.46)	(0.25)	(0.24)	(0.21)	(0.45)	$ 7.49	(3.15%)
12/31/2017	$ 7.95	0.19	0.39	0.58	(0.20)	(0.14)	(0.34)	$ 8.19	7.39%
12/31/2016	$ 7.82	0.16	0.33	0.49	(0.16)	(0.20)	(0.36)	$ 7.95	6.26%
Class L
12/31/2020	$ 9.27	0.10	0.63	0.73	(0.10)	(0.05)	(0.15)	$ 9.85	7.93%
12/31/2019	$ 8.74	0.17	0.80	0.97	(0.14)	(0.30)	(0.44)	$ 9.27	11.22%
12/31/2018	$ 9.46	0.24	(0.55)	(0.31)	(0.20)	(0.21)	(0.41)	$ 8.74	(3.32%)
12/31/2017	$ 9.13	0.21	0.43	0.64	(0.17)	(0.14)	(0.31)	$ 9.46	7.05%
12/31/2016	$ 8.93	0.18	0.35	0.53	(0.13)	(0.20)	(0.33)	$ 9.13	5.97%
Institutional Class
12/31/2020	$ 9.83	0.24	0.59	0.83	(0.19)	(0.05)	(0.24)	$10.42	8.63%
12/31/2019	$ 9.26	0.23	0.86	1.09	(0.22)	(0.30)	(0.52)	$ 9.83	11.87%
12/31/2018	$10.02	0.33	(0.61)	(0.28)	(0.27)	(0.21)	(0.48)	$ 9.26	(2.79%)
12/31/2017	$ 9.67	0.28	0.46	0.74	(0.25)	(0.14)	(0.39)	$10.02	7.73%
12/31/2016	$ 9.39	0.27	0.35	0.62	(0.14)	(0.20)	(0.34)	$ 9.67	6.66%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
12/31/2020	$895,918	0.45%	0.37%	2.73%	30%
12/31/2019	$213,762	0.45%	0.37%	1.95%	20%
12/31/2018	$219,486	0.45%	0.37%	2.60%	25%
12/31/2017	$271,766	0.45%	0.37%	2.33%	13%
12/31/2016	$232,585	0.45%	0.38%	2.00%	21%
Class L
12/31/2020	$ 10,027	0.70%	0.62%	1.11%	30%
12/31/2019	$605,779	0.70%	0.62%	1.83%	20%
12/31/2018	$457,740	0.70%	0.62%	2.53%	25%
12/31/2017	$427,340	0.70%	0.62%	2.27%	13%
12/31/2016	$279,584	0.70%	0.63%	1.99%	21%
Institutional Class
12/31/2020	$ 33,198	0.10%	0.02%	2.48%	30%
12/31/2019	$ 40,399	0.10%	0.02%	2.36%	20%
12/31/2018	$ 42,329	0.10%	0.02%	3.33%	25%
12/31/2017	$ 29,679	0.10%	0.02%	2.78%	13%
12/31/2016	$ 23,404	0.10%	0.03%	2.84%	21%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2020	$ 8.38	0.23	0.55	0.78	(0.10)	(0.11)	(0.21)	$ 8.95	9.57%
12/31/2019	$ 7.88	0.15	0.97	1.12	(0.16)	(0.46)	(0.62)	$ 8.38	14.45%
12/31/2018	$ 8.90	0.21	(0.62)	(0.41)	(0.24)	(0.37)	(0.61)	$ 7.88	(4.73%)
12/31/2017	$ 8.47	0.23	0.61	0.84	(0.22)	(0.19)	(0.41)	$ 8.90	10.07%
12/31/2016	$ 8.28	0.16	0.44	0.60	(0.15)	(0.26)	(0.41)	$ 8.47	7.39%
Class L
12/31/2020	$ 9.45	0.09	0.76	0.85	(0.06)	(0.11)	(0.17)	$10.13	9.16%
12/31/2019	$ 8.81	0.16	1.07	1.23	(0.13)	(0.46)	(0.59)	$ 9.45	14.14%
12/31/2018	$ 9.86	0.25	(0.72)	(0.47)	(0.21)	(0.37)	(0.58)	$ 8.81	(4.88%)
12/31/2017	$ 9.34	0.24	0.66	0.90	(0.19)	(0.19)	(0.38)	$ 9.86	9.75%
12/31/2016	$ 9.10	0.18	0.45	0.63	(0.13)	(0.26)	(0.39)	$ 9.34	7.05%
Institutional Class
12/31/2020	$ 9.73	0.24	0.71	0.95	(0.12)	(0.11)	(0.23)	$10.45	10.01%
12/31/2019	$ 9.07	0.21	1.11	1.32	(0.20)	(0.46)	(0.66)	$ 9.73	14.80%
12/31/2018	$10.16	0.30	(0.73)	(0.43)	(0.29)	(0.37)	(0.66)	$ 9.07	(4.35%)
12/31/2017	$ 9.62	0.30	0.70	1.00	(0.27)	(0.19)	(0.46)	$10.16	10.48%
12/31/2016	$ 9.35	0.28	0.42	0.70	(0.17)	(0.26)	(0.43)	$ 9.62	7.61%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
12/31/2020	$521,377	0.45%	0.37%	2.69%	34%
12/31/2019	$124,650	0.45%	0.37%	1.81%	22%
12/31/2018	$113,771	0.45%	0.37%	2.42%	31%
12/31/2017	$159,718	0.45%	0.37%	2.56%	20%
12/31/2016	$113,001	0.45%	0.38%	1.89%	25%
Class L
12/31/2020	$ 26,264	0.70%	0.62%	0.94%	34%
12/31/2019	$350,464	0.70%	0.62%	1.65%	22%
12/31/2018	$252,301	0.70%	0.62%	2.53%	31%
12/31/2017	$210,781	0.70%	0.62%	2.46%	20%
12/31/2016	$129,943	0.70%	0.63%	1.95%	25%
Institutional Class
12/31/2020	$ 21,473	0.10%	0.02%	2.50%	34%
12/31/2019	$ 20,093	0.10%	0.02%	2.17%	22%
12/31/2018	$ 19,655	0.10%	0.02%	3.00%	31%
12/31/2017	$ 19,477	0.10%	0.02%	2.93%	20%
12/31/2016	$ 13,930	0.10%	0.03%	2.87%	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2020	$ 6.57	0.14	0.58	0.72	(0.10)	(0.12)	(0.22)	$ 7.07	11.25%
12/31/2019	$ 6.21	0.11	0.94	1.05	(0.13)	(0.56)	(0.69)	$ 6.57	17.52%
12/31/2018	$ 7.32	0.17	(0.60)	(0.43)	(0.21)	(0.47)	(0.68)	$ 6.21	(6.30%)
12/31/2017	$ 6.94	0.19	0.70	0.89	(0.20)	(0.31)	(0.51)	$ 7.32	12.94%
12/31/2016	$ 6.91	0.12	0.45	0.57	(0.13)	(0.41)	(0.54)	$ 6.94	8.35%
Class L
12/31/2020	$10.39	0.09	1.03	1.12	(0.09)	(0.12)	(0.21)	$11.30	11.03%
12/31/2019	$ 9.45	0.16	1.44	1.60	(0.10)	(0.56)	(0.66)	$10.39	17.23%
12/31/2018	$10.75	0.27	(0.93)	(0.66)	(0.17)	(0.47)	(0.64)	$ 9.45	(6.45%)
12/31/2017	$ 9.98	0.29	0.96	1.25	(0.17)	(0.31)	(0.48)	$10.75	12.56%
12/31/2016	$ 9.72	0.18	0.60	0.78	(0.11)	(0.41)	(0.52)	$ 9.98	8.14%
Institutional Class
12/31/2020	$ 9.81	0.21	0.90	1.11	(0.12)	(0.12)	(0.24)	$10.68	11.64%
12/31/2019	$ 8.97	0.19	1.39	1.58	(0.18)	(0.56)	(0.74)	$ 9.81	18.00%
12/31/2018	$10.26	0.33	(0.91)	(0.58)	(0.24)	(0.47)	(0.71)	$ 8.97	(5.91%)
12/31/2017	$ 9.56	0.31	0.95	1.26	(0.25)	(0.31)	(0.56)	$10.26	13.29%
12/31/2016	$ 9.28	0.24	0.55	0.79	(0.10)	(0.41)	(0.51)	$ 9.56	8.67%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
12/31/2020	$1,398,893	0.45%	0.40%	2.12%	34%
12/31/2019	$ 740,432	0.45%	0.39%	1.63%	27%
12/31/2018	$ 749,829	0.45%	0.39%	2.36%	31%
12/31/2017	$1,034,643	0.45%	0.39%	2.64%	18%
12/31/2016	$ 851,580	0.45%	0.40%	1.77%	26%
Class L
12/31/2020	$ 173,155	0.70%	0.65%	0.87%	34%
12/31/2019	$ 797,338	0.70%	0.64%	1.53%	27%
12/31/2018	$ 575,529	0.70%	0.64%	2.59%	31%
12/31/2017	$ 451,168	0.70%	0.65%	2.73%	18%
12/31/2016	$ 255,341	0.70%	0.65%	1.80%	26%
Institutional Class
12/31/2020	$ 109,001	0.10%	0.05%	2.15%	34%
12/31/2019	$ 132,857	0.10%	0.04%	1.99%	27%
12/31/2018	$ 134,337	0.10%	0.04%	3.26%	31%
12/31/2017	$ 96,479	0.10%	0.04%	3.09%	18%
12/31/2016	$ 69,089	0.10%	0.05%	2.57%	26%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2020	$ 7.45	0.16	0.67	0.83	(0.14)	(0.50)	(0.64)	$ 7.64	11.75%
12/31/2019	$ 6.94	0.12	1.25	1.37	(0.13)	(0.73)	(0.86)	$ 7.45	20.35%
12/31/2018	$ 8.40	0.19	(0.79)	(0.60)	(0.22)	(0.64)	(0.86)	$ 6.94	(7.62%)
12/31/2017	$ 7.75	0.25	0.93	1.18	(0.23)	(0.30)	(0.53)	$ 8.40	15.42%
12/31/2016	$ 7.69	0.13	0.56	0.69	(0.13)	(0.50)	(0.63)	$ 7.75	9.23%
Class L
12/31/2020	$ 9.06	0.04	0.95	0.99	(0.05)	(0.50)	(0.55)	$ 9.50	11.39%
12/31/2019	$ 8.27	0.13	1.48	1.61	(0.09)	(0.73)	(0.82)	$ 9.06	20.06%
12/31/2018	$ 9.83	0.23	(0.97)	(0.74)	(0.18)	(0.64)	(0.82)	$ 8.27	(7.89%)
12/31/2017	$ 8.98	0.27	1.08	1.35	(0.20)	(0.30)	(0.50)	$ 9.83	15.19%
12/31/2016	$ 8.82	0.16	0.61	0.77	(0.11)	(0.50)	(0.61)	$ 8.98	8.93%
Institutional Class
12/31/2020	$ 9.65	0.20	0.93	1.13	(0.17)	(0.50)	(0.67)	$10.11	12.16%
12/31/2019	$ 8.77	0.18	1.60	1.78	(0.17)	(0.73)	(0.90)	$ 9.65	20.64%
12/31/2018	$10.40	0.31	(1.04)	(0.73)	(0.26)	(0.64)	(0.90)	$ 8.77	(7.30%)
12/31/2017	$ 9.49	0.33	1.16	1.49	(0.28)	(0.30)	(0.58)	$10.40	15.88%
12/31/2016	$ 9.25	0.25	0.61	0.86	(0.12)	(0.50)	(0.62)	$ 9.49	9.52%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
12/31/2020	$665,158	0.45%	0.42%	2.19%	63%
12/31/2019	$336,156	0.45%	0.42%	1.53%	34%
12/31/2018	$330,334	0.45%	0.42%	2.27%	38%
12/31/2017	$491,402	0.45%	0.42%	3.00%	18%
12/31/2016	$312,433	0.45%	0.42%	1.73%	30%
Class L
12/31/2020	$ 12	0.70%	0.67%	0.49%	63%
12/31/2019	$316,572	0.70%	0.67%	1.48%	34%
12/31/2018	$211,270	0.70%	0.67%	2.41%	38%
12/31/2017	$199,087	0.70%	0.67%	2.84%	18%
12/31/2016	$117,482	0.70%	0.67%	1.82%	30%
Institutional Class
12/31/2020	$ 60,144	0.10%	0.07%	2.12%	63%
12/31/2019	$ 61,262	0.10%	0.07%	1.88%	34%
12/31/2018	$ 60,717	0.10%	0.07%	3.02%	38%
12/31/2017	$ 53,737	0.10%	0.07%	3.24%	18%
12/31/2016	$ 37,132	0.10%	0.07%	2.60%	30%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2020	$ 5.96	0.09	0.57	0.66	(0.09)	(0.18)	(0.27)	$ 6.35	11.99%
12/31/2019	$ 5.54	0.08	1.31	1.39	(0.13)	(0.84)	(0.97)	$ 5.96	26.10%
12/31/2018	$ 7.21	0.15	(0.84)	(0.69)	(0.18)	(0.80)	(0.98)	$ 5.54	(10.41%)
12/31/2017	$ 6.49	0.22	1.11	1.33	(0.17)	(0.44)	(0.61)	$ 7.21	20.62%
12/31/2016	$ 6.64	0.10	0.60	0.70	(0.17)	(0.68)	(0.85)	$ 6.49	11.04%
Class L
12/31/2020	$12.57	0.01	1.43	1.44	(0.12)	(0.18)	(0.30)	$13.71	11.95%
12/31/2019	$10.84	0.15	2.58	2.73	(0.16)	(0.84)	(1.00)	$12.57	25.82%
12/31/2018	$13.12	0.29	(1.63)	(1.34)	(0.14)	(0.80)	(0.94)	$10.84	(10.75%)
12/31/2017	$11.37	0.38	1.94	2.32	(0.13)	(0.44)	(0.57)	$13.12	20.44%
12/31/2016	$11.08	0.19	0.96	1.15	(0.18)	(0.68)	(0.86)	$11.37	10.63%
Institutional Class
12/31/2020	$ 9.73	0.18	0.98	1.16	(0.13)	(0.18)	(0.31)	$10.58	12.53%
12/31/2019	$ 8.55	0.16	2.03	2.19	(0.17)	(0.84)	(1.01)	$ 9.73	26.52%
12/31/2018	$10.57	0.34	(1.35)	(1.01)	(0.21)	(0.80)	(1.01)	$ 8.55	(10.23%)
12/31/2017	$ 9.27	0.37	1.59	1.96	(0.22)	(0.44)	(0.66)	$10.57	21.23%
12/31/2016	$ 9.08	0.20	0.80	1.00	(0.13)	(0.68)	(0.81)	$ 9.27	11.33%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
12/31/2020	$548,648	0.45%	0.45%	1.71%	35%
12/31/2019	$427,424	0.45%	0.45%	1.26%	33%
12/31/2018	$414,608	0.45%	0.45%	2.06%	40%
12/31/2017	$625,485	0.45%	0.45%	3.06%	21%
12/31/2016	$493,509	0.45%	0.45%	1.53%	30%
Class L
12/31/2020	$ 8	0.70%	0.70%	0.11%	35%
12/31/2019	$162,581	0.70%	0.70%	1.21%	33%
12/31/2018	$108,800	0.70%	0.70%	2.25%	40%
12/31/2017	$107,725	0.70%	0.70%	3.04%	21%
12/31/2016	$ 66,271	0.70%	0.70%	1.69%	30%
Institutional Class
12/31/2020	$106,944	0.10%	0.10%	1.96%	35%
12/31/2019	$115,496	0.10%	0.10%	1.67%	33%
12/31/2018	$ 99,964	0.10%	0.10%	3.27%	40%
12/31/2017	$ 72,696	0.10%	0.10%	3.60%	21%
12/31/2016	$ 46,807	0.10%	0.10%	2.12%	30%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty five funds. Interests in the Great-West Conservative Profile Fund, Great-West Moderately Conservative Profile Fund, Great-West Moderate Profile Fund, Great-West Moderately Aggressive Profile Fund and Great-West Aggressive Profile Fund (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile Fund; to seek capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Each of the Funds offer three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

Annual Report - December 31, 2020

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2020, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Annual Report - December 31, 2020

The tax character of distributions paid during the years ended December 31, 2020 and 2019 were as follows:
Great-West Conservative Profile Fund
	2020	2019
Ordinary income	$15,521,536	$14,027,548
Long-term capital gain	4,724,518	27,357,828
	$20,246,054	$41,385,376
Great-West Moderately Conservative Profile Fund
	2020	2019
Ordinary income	$5,464,124	$7,247,547
Long-term capital gain	6,265,145	23,186,907
	$11,729,269	$30,434,454
Great-West Moderate Profile Fund
	2020	2019
Ordinary income	$18,613,776	$24,023,800
Long-term capital gain	22,021,466	108,313,195
	$40,635,242	$132,336,995
Great-West Moderately Aggressive Profile Fund
	2020	2019
Ordinary income	$12,087,855	$9,544,639
Long-term capital gain	43,515,930	58,593,893
	$55,603,785	$68,138,532
Great-West Aggressive Profile Fund
	2020	2019
Ordinary income	$8,608,726	$12,056,625
Long-term capital gain	15,661,227	74,723,257
	$24,269,953	$86,779,882
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: disallowed losses and distribution adjustments.
The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2020, the components of distributable earnings on a tax basis were as follows:
Great-West Conservative Profile Fund
Undistributed net investment income	$4,412,497
Undistributed long-term capital gains	4,864,889
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(6,735,894)
Tax composition of capital	$2,541,492

Annual Report - December 31, 2020

Great-West Moderately Conservative Profile Fund
Undistributed net investment income	$8,699,011
Undistributed long-term capital gains	—
Capital loss carryforwards	—
Post-October losses	(36)
Net unrealized appreciation	642,079
Tax composition of capital	$9,341,054
Great-West Moderate Profile Fund
Undistributed net investment income	$17,523,726
Undistributed long-term capital gains	8,306,668
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(139,173,068)
Tax composition of capital	$(113,342,674)
Great-West Moderately Aggressive Profile Fund
Undistributed net investment income	$3,426,693
Undistributed long-term capital gains	15,498,317
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(92,476,640)
Tax composition of capital	$(73,551,630)
Great-West Aggressive Profile Fund
Undistributed net investment income	$7,093,965
Undistributed long-term capital gains	8,813,249
Capital loss carryforwards	—
Post-October losses	(1,991,081)
Net unrealized depreciation	(118,010,756)
Tax composition of capital	$(104,094,623)
The Fund has elected to defer to the next fiscal year the following Post-October losses:
	Post-October Ordinary Losses	Post-October Capital Losses
Great-West Conservative Profile Fund	$—	$—
Great-West Moderately Conservative Profile Fund	—	(36)
Great-West Moderate Profile Fund	—	—
Great-West Moderately Aggressive Profile Fund	—	—
Great-West Aggressive Profile Fund	—	(1,991,081)

Annual Report - December 31, 2020

The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2020 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Great-West Conservative Profile Fund	$946,166,803	$2,898,475	$(9,634,369)	$(6,735,894)
Great-West Moderately Conservative Profile Fund	568,649,676	9,826,573	(9,184,494)	642,079
Great-West Moderate Profile Fund	1,820,787,722	—	(139,173,068)	(139,173,068)
Great-West Moderately Aggressive Profile Fund	818,027,229	1,005,084	(93,481,724)	(92,476,640)
Great-West Aggressive Profile Fund	773,825,646	—	(118,010,756)	(118,010,756)
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract. The amount waived, if any, is reflected in the Statement of Operations.
Effective April 29, 2020, Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Prior to April 29, 2020, GWL&A provided the Shareholder Services pursuant to an agreement between Great-West Funds and GWL&A.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-five funds for which they serve as directors was $1,041,000 for the year ended December 31, 2020.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2020, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Annual Report - December 31, 2020

Great-West Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	5,857,416	$ 58,651,397	$ 12,917,238	$ 11,862,414	$ 411,150	$ 1,855,223	$ 1,713,828	$ 61,561,444	6.56%
Great-West Global Bond Fund Institutional Class	8,766,745	78,191,462	20,767,815	20,112,434	(71,938)	2,946,886	996,321	81,793,729	8.71
Great-West High Yield Bond Fund Institutional Class	3,571,642	38,125,314	7,398,040	11,360,813	435,841	2,553,933	1,304,275	36,716,474	3.91
Great-West Inflation-Protected Securities Fund Institutional Class	3,960,441	39,379,232	8,412,155	8,595,132	(118,153)	1,952,732	594,505	41,148,987	4.38
Great-West Multi-Sector Bond Fund Institutional Class	8,095,480	77,807,670	11,552,185	10,550,021	257,994	1,983,053	4,137,468	80,792,887	8.60
Great-West Short Duration Bond Fund Institutional Class	8,101,792	57,389,501	34,401,318	10,938,311	(279,690)	1,056,612	2,149,798	81,909,120	8.72
Great-West U.S. Government Mortgage Securities Fund Institutional Class	6,124,833	58,652,523	16,774,147	15,922,179	128,431	1,927,586	1,238,355	61,432,077	6.54
					763,635	14,276,025	12,134,550	445,354,718	47.42
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	1,609,732	13,438,501	7,064,058	6,425,205	(311,103)	3,677,988	303,181	17,755,342	1.89
Great-West International Growth Fund Institutional Class	1,466,352	15,235,092	4,971,223	6,947,496	424,770	4,234,765	25,852	17,493,584	1.86
Great-West International Value Fund Institutional Class	4,963,721	38,093,173	14,252,855	17,673,130	(4,764,691)	9,057,481	791,927	43,730,379	4.66
Great-West Invesco Small Cap Value Fund Institutional Class	-	8,347,212	6,223,388	$4,503,179 (b)	(1,436,843)	(10,067,421)	102,082	-	-
Great-West Large Cap Growth Fund Institutional Class	2,114,825	23,325,166	11,206,515	13,783,325	731,196	2,789,650	547,023	23,538,006	2.51
Great-West Large Cap Value Fund Institutional Class	8,324,748	58,134,998	22,717,072	28,692,027	(5,174,878)	6,945,671	1,317,200	59,105,714	6.29
Great-West Mid Cap Value Fund Institutional Class	3,496,890	31,148,249	12,635,374	19,043,651	(4,344,404)	7,256,571	378,826	31,996,543	3.41
Great-West Real Estate Index Fund Institutional Class	5,950,595	43,331,849	21,370,069	18,472,929	(3,042,450)	1,137,747	1,408,080	47,366,736	5.04
Great-West Small Cap Growth Fund Institutional Class	627,043	6,603,078	4,774,379	5,272,569	159,574	2,416,623	540,115	8,521,511	0.91
Great-West Small Cap Value Fund Institutional Class	2,660,042	8,341,507	$6,075,760 (a)	8,377,786	(1,038,225)	15,240,857	40,016	21,280,338	2.26
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,378,606	12,483,383	4,773,034	7,200,122	(470,628)	2,695,810	21,194	12,752,105	1.36
					(19,267,682)	45,385,742	5,475,496	283,540,258	30.19
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	210,535,933	193,651,906	56,812,863	42,811,976	-	-	2,883,140	210,535,933	22.42
					0	0	2,883,140	210,535,933	22.42
				Total	$(18,504,047)	$ 59,661,767	$20,493,186	$939,430,909	100.03%
(a) Includes assets received as part of the Fund's reorganization.
(b) Includes assets sold as part of the Fund's reorganization.

Annual Report - December 31, 2020

Great-West Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	2,791,382	$ 26,558,449	$ 9,288,144	$ 7,311,014	$ 198,905	$ 801,848	$ 789,574	$ 29,337,427	5.15%
Great-West Global Bond Fund Institutional Class	4,185,410	35,372,715	14,096,022	12,027,987	(333,679)	1,609,129	460,295	39,049,879	6.86
Great-West High Yield Bond Fund Institutional Class	1,698,733	17,251,435	4,260,684	5,298,125	(31,263)	1,248,981	604,859	17,462,975	3.07
Great-West Inflation-Protected Securities Fund Institutional Class	1,884,900	17,818,820	6,062,194	5,184,533	(72,412)	887,632	279,859	19,584,113	3.44
Great-West Multi-Sector Bond Fund Institutional Class	3,853,212	35,238,681	9,827,065	7,422,688	61,235	811,995	1,931,948	38,455,053	6.76
Great-West Short Duration Bond Fund Institutional Class	1,438,574	4,654,419	12,392,876	2,611,162	(25,243)	107,847	365,373	14,543,980	2.56
Great-West U.S. Government Mortgage Securities Fund Institutional Class	2,919,443	26,558,825	10,918,848	8,900,247	243,245	704,587	568,943	29,282,013	5.14
					40,788	6,172,019	5,000,851	187,715,440	32.98
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	1,559,541	12,496,064	6,614,927	5,176,436	(289,427)	3,267,181	296,300	17,201,736	3.02
Great-West International Growth Fund Institutional Class	1,436,281	14,233,659	4,095,521	5,028,096	279,884	3,833,749	25,319	17,134,833	3.01
Great-West International Value Fund Institutional Class	4,861,505	35,498,395	12,746,737	12,238,095	(3,363,673)	6,822,822	775,576	42,829,859	7.53
Great-West Invesco Small Cap Value Fund Institutional Class	-	7,721,130	5,590,073	$3,500,181 (b)	(1,140,912)	(9,811,022)	96,453	-	-
Great-West Large Cap Growth Fund Institutional Class	2,074,809	21,797,858	9,835,178	10,947,664	418,477	2,407,258	532,292	23,092,630	4.06
Great-West Large Cap Value Fund Institutional Class	8,149,889	54,265,585	20,875,445	22,546,389	(4,493,137)	5,269,574	1,262,231	57,864,215	10.17
Great-West Mid Cap Value Fund Institutional Class	3,423,703	29,005,688	11,250,885	14,762,808	(3,583,401)	5,833,118	361,728	31,326,883	5.50
Great-West Real Estate Index Fund Institutional Class	3,235,762	22,528,257	11,012,041	7,976,685	(1,468,446)	193,050	749,150	25,756,663	4.53
Great-West Small Cap Growth Fund Institutional Class	612,456	6,171,353	4,271,605	4,387,974	6,899	2,268,288	521,552	8,323,272	1.46
Great-West Small Cap Value Fund Institutional Class	2,607,433	7,718,559	$5,473,893 (a)	6,558,688	(1,040,803)	14,225,702	37,552	20,859,466	3.66
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,350,866	11,608,397	4,183,804	5,524,987	(399,018)	2,228,295	20,617	12,495,509	2.20
					(15,073,557)	36,538,015	4,678,770	256,885,066	45.14
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	124,691,249	108,935,685	46,412,625	32,305,131	-	-	1,648,070	124,691,249	21.91
					0	0	1,648,070	124,691,249	21.91
				Total	$(15,032,769)	$42,710,034	$11,327,691	$569,291,755	100.03%
(a) Includes assets received as part of the Fund's reorganization.
(b) Includes assets sold as part of the Fund's reorganization.

Annual Report - December 31, 2020

Great-West Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	5,983,897	$ 65,058,726	$ 40,399,233	$ 42,109,644	$ 2,588,512	$ (457,563)	$ 1,724,025	$ 62,890,752	3.74%
Great-West Global Bond Fund Institutional Class	8,965,658	86,631,715	25,603,242	31,929,649	(913,441)	3,344,278	1,007,386	83,649,586	4.98
Great-West High Yield Bond Fund Institutional Class	3,639,714	42,383,012	6,640,067	13,728,054	196,167	2,121,239	1,332,415	37,416,264	2.22
Great-West Inflation-Protected Securities Fund Institutional Class	4,039,741	43,736,041	11,370,775	15,069,334	(266,317)	1,935,430	608,695	41,972,912	2.50
Great-West Multi-Sector Bond Fund Institutional Class	8,273,567	86,306,175	16,893,989	22,034,037	4,251	1,404,067	4,236,528	82,570,194	4.91
Great-West Short Duration Bond Fund Institutional Class	3,082,794	11,190,424	27,648,465	7,835,295	(94,052)	163,453	795,573	31,167,047	1.85
Great-West U.S. Government Mortgage Securities Fund Institutional Class	6,261,902	65,058,357	20,876,146	24,887,358	474,272	1,759,734	1,245,246	62,806,879	3.74
					1,989,392	10,270,638	10,949,868	402,473,634	23.94
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	6,397,351	58,560,405	19,409,491	20,098,651	(801,474)	12,691,540	1,219,142	70,562,785	4.20
Great-West International Growth Fund Institutional Class	5,868,106	66,355,145	8,791,396	17,796,259	4,068,985	12,656,227	104,084	70,006,509	4.16
Great-West International Value Fund Institutional Class	19,840,289	165,864,382	31,149,020	42,760,496	(8,118,370)	20,540,043	3,184,624	174,792,949	10.40
Great-West Invesco Small Cap Value Fund Institutional Class	-	36,102,826	18,108,145	$12,160,238 (b)	(3,804,351)	(42,050,733)	401,036	-	-
Great-West Large Cap Growth Fund Institutional Class	8,466,430	101,561,072	29,616,338	43,580,211	5,304,465	6,634,168	2,197,806	94,231,367	5.60
Great-West Large Cap Value Fund Institutional Class	33,261,518	253,314,666	55,162,041	93,202,991	(20,211,726)	20,883,063	5,280,200	236,156,779	14.05
Great-West Mid Cap Value Fund Institutional Class	13,996,109	135,527,986	30,987,871	56,013,184	(9,627,477)	17,561,721	1,520,285	128,064,394	7.62
Great-West Real Estate Index Fund Institutional Class	8,482,130	67,184,271	20,082,744	17,991,959	(2,911,963)	(1,757,300)	2,014,702	67,517,756	4.02
Great-West Small Cap Growth Fund Institutional Class	2,500,319	28,897,774	14,052,643	18,664,868	(268,216)	9,693,782	2,158,050	33,979,331	2.02
Great-West Small Cap Value Fund Institutional Class	10,644,387	36,071,740	$17,298,027 (a)	27,551,413	(5,058,839)	59,336,743	159,620	85,155,097	5.07
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	5,510,149	54,188,826	11,668,227	23,098,460	(804,669)	8,210,281	84,932	50,968,874	3.03
					(42,233,635)	124,399,535	18,324,481	1,011,435,841	60.17
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	267,705,179	267,333,142	87,932,394	91,190,653	-	-	3,630,296	267,705,179	15.92
					0	0	3,630,296	267,705,179	15.92
				Total	$(40,244,243)	$134,670,173	$32,904,645	$1,681,614,654	100.03%
(a) Includes assets received as part of the Fund's reorganization.
(b) Includes assets sold as part of the Fund's reorganization.

Annual Report - December 31, 2020

Great-West Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	1,733,973	$ 18,820,635	$ 6,542,187	$ 7,523,909	$ 222,789	$ 385,141	$ 491,159	$ 18,224,054	2.51%
Great-West Global Bond Fund Institutional Class	2,601,364	25,009,991	9,376,053	11,212,984	(385,196)	1,097,662	290,600	24,270,722	3.35
Great-West High Yield Bond Fund Institutional Class	1,059,079	12,191,612	2,990,255	5,118,512	(219,261)	823,982	383,447	10,887,337	1.50
Great-West Inflation-Protected Securities Fund Institutional Class	1,172,993	12,631,453	4,288,309	5,295,146	(87,661)	562,782	175,186	12,187,398	1.68
Great-West Multi-Sector Bond Fund Institutional Class	2,404,633	24,972,624	7,007,937	8,436,416	(66,900)	454,089	1,218,638	23,998,234	3.31
Great-West Short Duration Bond Fund Institutional Class	2,184,595	16,196,717	13,101,684	7,452,216	(143,716)	240,076	560,895	22,086,261	3.04
Great-West U.S. Government Mortgage Securities Fund Institutional Class	1,813,658	18,818,692	7,504,532	8,509,460	269,756	377,228	354,144	18,190,992	2.51
					(410,189)	3,940,960	3,474,069	129,844,998	17.90
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	3,430,904	30,861,149	30,438,098	28,078,135	1,183,270	4,621,760	642,276	37,842,872	5.22
Great-West International Growth Fund Institutional Class	3,143,498	35,126,273	4,350,897	8,627,135	1,491,093	6,651,899	55,192	37,501,934	5.17
Great-West International Value Fund Institutional Class	10,624,846	88,050,254	16,185,023	20,117,404	(4,142,358)	9,487,020	1,688,819	93,604,893	12.90
Great-West Invesco Small Cap Value Fund Institutional Class	-	19,109,876	25,358,940	$20,606,282 (b)	(556,219)	(23,862,534)	211,136	-	-
Great-West Large Cap Growth Fund Institutional Class	4,521,195	53,794,488	15,307,975	21,750,642	2,094,858	2,969,083	1,160,870	50,320,904	6.94
Great-West Large Cap Value Fund Institutional Class	17,838,384	134,375,277	122,090,935	111,690,736	16,327,944	(18,122,953)	2,787,837	126,652,523	17.46
Great-West Mid Cap Value Fund Institutional Class	7,498,468	71,763,384	16,339,595	27,660,183	(5,542,338)	8,168,189	802,643	68,610,985	9.46
Great-West Real Estate Index Fund Institutional Class	3,212,540	25,203,868	24,894,691	21,866,937	652,526	(2,659,808)	750,422	25,571,814	3.52
Great-West Small Cap Growth Fund Institutional Class	1,337,759	15,342,959	14,643,112	16,626,585	(481,651)	4,820,659	1,142,646	18,180,145	2.51
Great-West Small Cap Value Fund Institutional Class	5,700,161	19,113,371	$26,783,459 (a)	25,357,822	2,786,764	25,062,275	84,009	45,601,283	6.29
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	2,938,718	28,749,022	20,410,407	22,731,701	2,418,934	755,415	44,921	27,183,143	3.75
					16,232,823	17,891,005	9,370,771	531,070,496	73.22
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	64,635,095	64,162,739	26,222,532	26,621,530	-	-	871,354	64,635,095	8.91
					0	0	871,354	64,635,095	8.91
				Total	$15,822,634	$ 21,831,965	$13,716,194	$725,550,589	100.03%
(a) Includes assets received as part of the Fund's reorganization.
(b) Includes assets sold as part of the Fund's reorganization.

Annual Report - December 31, 2020

Great-West Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2020	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	4,287,802	$ 42,646,075	$ 15,002,272	$ 18,857,212	$ (1,815,148)	$ 8,503,316	$ 824,858	$ 47,294,451	7.21%
Great-West International Growth Fund Institutional Class	3,953,034	48,532,961	5,560,160	14,709,057	1,851,455	7,775,631	69,921	47,159,695	7.19
Great-West International Value Fund Institutional Class	13,369,558	121,104,449	20,537,449	38,448,024	(10,146,123)	14,591,935	2,137,633	117,785,809	17.97
Great-West Invesco Small Cap Value Fund Institutional Class	-	26,438,539	20,260,954	$17,931,625 (b)	(2,484,321)	(28,767,868)	262,956	-	-
Great-West Large Cap Growth Fund Institutional Class	5,718,434	74,507,325	20,136,498	34,459,444	2,189,539	3,461,796	1,477,597	63,646,175	9.71
Great-West Large Cap Value Fund Institutional Class	22,416,370	185,040,307	27,218,959	60,796,305	(14,614,332)	7,693,267	3,550,697	159,156,228	24.28
Great-West Mid Cap Value Fund Institutional Class	9,436,172	98,998,804	13,617,405	29,675,969	(3,543,685)	3,400,732	1,021,889	86,340,972	13.17
Great-West Real Estate Index Fund Institutional Class	2,473,759	21,280,516	12,740,378	12,322,583	6,527	(2,007,192)	585,354	19,691,119	3.00
Great-West Small Cap Growth Fund Institutional Class	1,680,685	21,077,082	12,085,254	15,549,022	(544,154)	5,227,200	1,440,676	22,840,514	3.48
Great-West Small Cap Value Fund Institutional Class	7,175,497	26,430,667	$21,504,570 (a)	24,516,360	(790,755)	33,985,098	107,184	57,403,975	8.76
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,729,292	39,717,498	14,660,917	22,800,682	214,020	2,918,219	57,207	34,495,952	5.26
					(29,676,977)	56,782,134	11,535,972	655,814,890	100.03
				Total	$(29,676,977)	$ 56,782,134	$11,535,972	$655,814,890	100.03%
(a) Includes assets received as part of the Fund's reorganization.
(b) Includes assets sold as part of the Fund's reorganization.
3.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2020, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West Conservative Profile Fund	$295,336,269	$260,277,433
Great-West Moderately Conservative Profile Fund	219,260,788	174,728,342
Great-West Moderate Profile Fund	537,339,015	625,107,272
Great-West Moderately Aggressive Profile Fund	418,439,482	445,709,230
Great-West Aggressive Profile Fund	213,540,212	290,604,702
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2020

5.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2020, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2020

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Great-West Conservative Profile Fund, Great-West Moderately Conservative Profile Fund, Great-West Moderate Profile Fund, Great-West Moderately Aggressive Profile Fund, and Great-West Aggressive Profile Fund (collectively, the “Funds”), five of the funds of Great-West Funds, Inc., as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2021
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
The Funds intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Countries
Great-West Conservative Profile Fund	$210,590	$2,869,076
Great-West Moderately Conservative Profile Fund	193,696	2,200,199
Great-West Moderate Profile Fund	744,730	6,639,318
Great-West Moderately Aggressive Profile Fund	406,106	3,914,729
Great-West Aggressive Profile Fund	501,150	4,467,692
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2020, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Great-West Conservative Profile Fund	13%
Great-West Moderately Conservative Profile Fund	14%
Great-West Moderate Profile Fund	35%
Great-West Moderately Aggressive Profile Fund	30%
Great-West Aggressive Profile Fund	54%

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 77	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	55	N/A
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 57	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC (“ICAP”); Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	55	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 61	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Regional Center Task Force; Counseling and Education Center; and former Director, Grand Junction Housing Authority	55	N/A
Steven A. Lake***** 8515 East Orchard Road, Greenwood Village, CO 80111 66	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	55	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 77	Independent Director	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	55	N/A
Interested Directors******
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 37	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower Retirement, LLC ("Empower"); Chairman, President & Chief Executive Officer, Great-West Capital Management, LLC ("GWCM"); formerly, Vice President, Great-West Funds Investment Products and Advised Assets Group, LLC ("AAG")	55	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 37	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower; Chairman, President & Chief Executive Officer, GWCM; formerly, Vice President, Great-West Funds Investment Products and AAG	55	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 64	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 46	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Corporate & Investments, Empower; Associate General Counsel & Associate Secretary, Great-West Life & Annuity Insurance Company ("GWL&A"); Secretary, Audit Committee, Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS Equities, Inc.	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 53	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Accounting & Global Middle Office, Empower; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Adam J. Kavan 8515 East Orchard Road, Greenwood Village, CO 80111 34	Senior Counsel & Assistant Secretary	Since 2019	Senior Counsel, Corporate & Investments, Empower; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 53	Assistant Treasurer	Since 2007	Director, Investment Operations, Empower; Assistant Treasurer, GWCM; Director and Assistant Treasurer, GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 45	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, Empower; Assistant Treasurer, GWCM; Assistant Vice President & Assistant Treasurer, GWTC	N/A	N/A
* A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) is referred to as an “Independent Director.”

** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2021. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the Founder, Chairman and Chief Executive Officer of ICAP and sole member of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC has a prime brokerage and institutional trading relationship with ICAP and is the clearing agent and custodian for Resolute Capital Asset Partners Fund I L.P., the general partner of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP was previously a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a Sub-Adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a Sub-Adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Newfleet Asset Management, LLC, a Sub-Adviser of the Great-West Multi-Sector Bond Fund, and (iii) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Great-West Emerging Markets Equity Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** Mr. Lake has personal investments in a mutual fund sub-advised by T. Rowe Price Associates, Inc., a Sub-Adviser of the Great-West Large Cap Value and Great-West T. Rowe Price Mid Cap Growth Funds. Mr. Lake receives no special treatment due to his ownership of such mutual fund.
****** An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) by virtue of their affiliation with GWCM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Previously, Great-West Funds filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-PORT and N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and of the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on February 27, 2020 (File No. 2-75503) .
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,122,930 for fiscal year 2019 and $1,026,559 for fiscal year 2020.
(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2019 and $60,000 for fiscal year 2020. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2019 and $0 for fiscal year 2020.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2019 equaled $1,556,795 and for fiscal year 2020 equaled $2,132,450.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)  Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on February 27, 2020 (File No. 2-75503) .
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2021
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 23, 2021